Interests in joint ventures (Details) - Schedule of Changes in Groups Investment in a Joint Venture - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Changes In Groups Investment In AJoint Venture Abstract
Balance	$ 48,568
Share in losses	(2,706)	$ (1,266)
Translation difference	(2,249)
Balance	$ 43,613